SCHEDULE OF COMPONENTS OF INCOME FROM DISCONTINUED OPERATIONS (Details) (Parenthetical) ¥ in Thousands	3 Months Ended
Dec. 31, 2022 JPY (¥)
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations for impairment	¥ 258,760